CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Cost of revenues [Member] USD ($)	Dec. 31, 2012 Cost of revenues [Member] CNY	Dec. 31, 2011 Cost of revenues [Member] CNY	Dec. 31, 2010 Cost of revenues [Member] CNY	Dec. 31, 2012 Research and development expenses [Member] USD ($)	Dec. 31, 2012 Research and development expenses [Member] CNY	Dec. 31, 2011 Research and development expenses [Member] CNY	Dec. 31, 2010 Research and development expenses [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2012 Sales and marketing expenses [Member] CNY	Dec. 31, 2011 Sales and marketing expenses [Member] CNY	Dec. 31, 2010 Sales and marketing expenses [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] USD ($)	Dec. 31, 2012 General and administrative expenses [Member] CNY	Dec. 31, 2011 General and administrative expenses [Member] CNY	Dec. 31, 2010 General and administrative expenses [Member] CNY
Share-based compensation	$ 1,349	8,407	15,449	31,709	$ 5,689	35,441	31,672	21,627	$ 142	884	1,336	1,499	$ 8,927	55,619	86,544	182,101